Structured entities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) tranche	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of unconsolidated structured entities [line items]
Consolidated structured entities, Reference pool, number of tranches | tranche	2
Unconsolidated structured entities, reference pool, number of tranches | tranche	3
Expense from securitized liabilities	$ 32.0	$ 34.0	$ 22.0
Consumer receivables	10,459.0	8,141.0
Transaction and service revenue	2,500.0	2,136.0	1,768.0
Synthetic securitization transactions
Disclosure of unconsolidated structured entities [line items]
Expense from securitized liabilities	30.7	32.3	21.9
Consumer receivables	1,300.0	2,100.0	$ 1,700.0
Forward flow securitization
Disclosure of unconsolidated structured entities [line items]
Assets transferred to structured entities, at time of transfer	18,000.0	3,300.0
Total assets	786.0	2.0
Transaction and service revenue	12.2	1.6
Receivables recognised by SPV	$ 2,940.0	$ 867.0
Forward flow securitization | Minimum
Disclosure of unconsolidated structured entities [line items]
Commitment term	2 years
Commitment amount	$ 750.0
Forward flow securitization | Maximum
Disclosure of unconsolidated structured entities [line items]
Commitment term	3 years
Commitment amount	$ 1,000.0